Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Level 1 [Member]
Assets:
Cash held in Trust Account	$ 4,666,884	$ 4,626,107
Level 2 [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	759,000	253,000
Level 2 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability	$ 423,600	$ 141,200	$ 3,648,976